Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document And Entity Information
Entity Registrant Name	CARDAX, INC.
Entity Central Index Key	0001544238
Document Type	S-4
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company
Trading Symbol	CDXI